15-Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
15-Other Long-Term Liabilities [Text Block]
15—OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:
	December 31,
	2011	2010
Provision for retirement indemnities	1,158	1,047
Other	-	-
Total	1,158	1,047

Pension, post-retirement, and post-employment benefits for most of the Company’s employees are sponsored by European governments. The Company’s liability with respect to these plans is mostly limited to specific payroll deductions.

In addition to government-sponsored plans, certain subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at December 31, 2011 represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires. The largest part of this liability relates to employees in France. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases. Calculations have been performed by an actuary consultant.

The actuarial assumptions as of year-end are as follows:
	Pension Benefits – France
	2011	2010	2009

Discount rate	4.70%	4.60%	5.00%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	25	25	26

	Pension Benefits – Japan
	2011	2010	2009

Discount rate	1.00%	1.00%	1.25%
Salary increase	1.50%	2.30%	1.80%

F-26

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The reconciliation between projected benefit obligations and the accumulated benefit obligations is as follows as of December 31, 2011 (in thousands of euros):

	France	Japan

Projected benefit obligation	386	646
Normal cost	31	68
Accumulated benefit obligation	264	570

Provision presentation according to ASC 715 in euro:
	France	Japan
Non current liabilities	386,049	552,399
Current liabilities	-	94,036
Non current asset	-	-
Accumulated other comprehensive income	25,202	(198,981)
Total	411,251	447,454

Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year ending December 31, 2011:

France	2011	2010	2009

Change in benefit obligations
Benefit obligations at beginning of year	371	262	256
Service cost	31	21	23
Interest cost	17	13	14
Plan amendments		31	-
(gain) / loss	(33)	43	(24)
Benefits paid	-	-	(7)
Benefit obligations at end of year	386	371	262

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-
Employer contribution	-	-	7
Return on plan assets	-	-	-
Benefits paid	-	-	(7)
Fair value of plan assets at end of year	-	-	-

Unrecognized actuarial (gain) loss	(56)	(23)	(68)
Unrecognized prior service cost	31	31	-
Accrued pension cost	411	363	330

F-27

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Japan	2011	2010	2009

Change in benefit obligations
Benefit obligations at beginning of year	562	435	392
Service cost	68	50	45
Interest cost	6	6	5
Plan amendments	-	-	-
Termination benefits	-	-	-
(gain) / loss	37	68	14
Benefits paid	-	(95)	-
Exchange rate impact	47	98	(21)
Benefit obligations at end of year	646	562	435

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-
Employer contribution	-	-	-
Return on plan assets	-	-	-
Benefits paid	-	-	-
Fair value of plan assets at end of year	-	-	-

Unrecognized actuarial (gain) loss	199	236	149
Unrecognized prior service cost	-	-	-
Accrued pension cost	447	326	285